STATEMENT OF INVESTMENTS
BNY Mellon Active Midcap Fund

September 30, 2023 (Unaudited)

Description	Shares		Value ($)
Common Stocks - 99.5%
Automobiles & Components - .8%
Adient PLC	38,890	[a]	1,427,263
Aptiv PLC	13,044	[a]	1,286,008
Thor Industries, Inc.	6,549		623,006
			3,336,277
Banks - 1.4%
Bank OZK	52,099		1,931,310
Fifth Third Bancorp	86,731		2,196,896
First Citizens Bancshares, Inc., Cl. A	1,041		1,436,684
			5,564,890
Capital Goods - 12.2%
Acuity Brands, Inc.	8,146		1,387,345
AECOM	14,907		1,237,877
AGCO Corp.	8,802		1,041,100
Armstrong World Industries, Inc.	14,064		1,012,608
Axon Enterprise, Inc.	7,592	[a]	1,510,732
Donaldson Co., Inc.	21,000		1,252,440
EMCOR Group, Inc.	11,402		2,398,867
Ferguson PLC	14,192		2,334,158
Fortune Brands Innovations, Inc.	27,250		1,693,860
Howmet Aerospace, Inc.	70,499		3,260,579
Hubbell, Inc.	1,335		418,402
Ingersoll Rand, Inc.	45,080		2,872,498
ITT, Inc.	24,345		2,383,619
Kennametal, Inc.	58,098		1,445,478
Lincoln Electric Holdings, Inc.	15,800		2,872,282
Masco Corp.	25,962		1,387,669
Nordson Corp.	2,490		555,693
nVent Electric PLC	55,013		2,915,139
Simpson Manufacturing Co., Inc.	9,566		1,433,082
Textron, Inc.	51,100		3,992,954
The AZEK Company, Inc.	28,200	[a]	838,668
The Timken Company	22,001		1,616,853
Trane Technologies PLC	12,144		2,464,139
United Rentals, Inc.	3,692		1,641,352
W.W. Grainger, Inc.	4,513		3,122,274
Watts Water Technologies, Inc., Cl. A	6,933		1,198,161
			48,287,829
Commercial & Professional Services - 3.3%
Ceridian HCM Holding, Inc.	25,133	[a,b]	1,705,274

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Commercial & Professional Services - 3.3% (continued)
Cintas Corp.	1,109		533,440
Concentrix Corp.	15,931		1,276,233
Copart, Inc.	23,958	[a]	1,032,350
Paychex, Inc.	24,213		2,792,485
Paycom Software, Inc.	5,095		1,320,981
Paylocity Holding Corp.	5,558	[a]	1,009,889
Robert Half, Inc.	10,450		765,776
Verisk Analytics, Inc.	11,302		2,669,984
			13,106,412
Consumer Discretionary Distribution - 3.8%
AutoZone, Inc.	730	[a]	1,854,193
Bath & Body Works, Inc.	25,388		858,114
Best Buy Co., Inc.	13,141		912,905
eBay, Inc.	45,057		1,986,563
Etsy, Inc.	8,323	[a]	537,499
LKQ Corp.	29,893		1,480,002
O'Reilly Automotive, Inc.	2,136	[a]	1,941,325
Ross Stores, Inc.	6,900		779,355
The Gap, Inc.	98,972		1,052,072
Ulta Beauty, Inc.	6,681	[a]	2,668,725
Williams-Sonoma, Inc.	4,802	[b]	746,231
			14,816,984
Consumer Durables & Apparel - 2.8%
Brunswick Corp.	8,404		663,916
Carter's, Inc.	13,201	[b]	912,849
Crocs, Inc.	6,907	[a]	609,405
Deckers Outdoor Corp.	1,832	[a]	941,813
NVR, Inc.	432	[a]	2,576,146
Polaris, Inc.	5,799		603,908
PulteGroup, Inc.	14,671		1,086,388
Ralph Lauren Corp.	10,147		1,177,965
Tapestry, Inc.	56,575		1,626,531
TopBuild Corp.	3,181	[a]	800,340
			10,999,261
Consumer Services - 2.7%
Boyd Gaming Corp.	10,059		611,889
Caesars Entertainment, Inc.	11,550	[a]	535,343
Chipotle Mexican Grill, Inc.	1,277	[a]	2,339,247
Darden Restaurants, Inc.	8,781		1,257,615
Expedia Group, Inc.	12,846	[a]	1,324,037
Grand Canyon Education, Inc.	18,495	[a]	2,161,696
H&R Block, Inc.	10,803		465,177
MGM Resorts International	31,687		1,164,814

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Consumer Services - 2.7% (continued)
Royal Caribbean Cruises Ltd.	7,269	[a]	669,766
			10,529,584
Consumer Staples Distribution - 1.0%
Performance Food Group Co.	18,730	[a]	1,102,448
Sprouts Farmers Market, Inc.	24,107	[a]	1,031,780
US Foods Holding Corp.	47,612	[a]	1,890,196
			4,024,424
Energy - 4.8%
ChampionX Corp.	54,636		1,946,134
Cheniere Energy, Inc.	4,304		714,292
Halliburton Co.	44,148		1,787,994
HF Sinclair Corp.	12,435		707,925
Marathon Oil Corp.	137,547		3,679,382
Matador Resources Co.	21,223		1,262,344
Murphy Oil Corp.	86,584		3,926,584
Phillips 66	13,956		1,676,813
Range Resources Corp.	45,342		1,469,534
Texas Pacific Land Corp.	299		545,244
Valaris Ltd.	16,554	[a]	1,241,219
			18,957,465
Equity Real Estate Investment - 8.6%
Apartment Income REIT Corp.	51,278	[c]	1,574,235
Boston Properties, Inc.	64,216	[c]	3,819,568
Brixmor Property Group, Inc.	98,079	[c]	2,038,082
Douglas Emmett, Inc.	65,068	[b,c]	830,268
EastGroup Properties, Inc.	12,450	[c]	2,073,298
Essex Property Trust, Inc.	10,088	[c]	2,139,564
Federal Realty Investment Trust	30,520	[c]	2,766,028
First Industrial Realty Trust, Inc.	49,220	[c]	2,342,380
Host Hotels & Resorts, Inc.	40,710	[c]	654,210
Kilroy Realty Corp.	59,657	[c]	1,885,758
Lamar Advertising Co., Cl. A	13,510	[c]	1,127,680
Mid-America Apartment Communities, Inc.	30,103	[c]	3,872,751
NNN REIT, Inc.	73,922	[c]	2,612,403
Regency Centers Corp.	32,463	[c]	1,929,601
Rexford Industrial Realty, Inc.	22,823	[c]	1,126,315
Simon Property Group, Inc.	29,508	[c]	3,187,749
			33,979,890
Financial Services - 7.8%
Ally Financial, Inc.	60,729		1,620,250
Ameriprise Financial, Inc.	12,641		4,167,485
Discover Financial Services	22,078		1,912,617
Euronet Worldwide, Inc.	18,183	[a]	1,443,367

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Financial Services - 7.8% (continued)
FactSet Research Systems, Inc.	1,546		676,004
Global Payments, Inc.	8,513		982,315
Janus Henderson Group PLC	60,512		1,562,420
LPL Financial Holdings, Inc.	8,997		2,138,137
MarketAxess Holdings, Inc.	3,087		659,507
MSCI, Inc.	5,811		2,981,508
Nasdaq, Inc.	86,453		4,200,751
OneMain Holdings, Inc.	22,133		887,312
Rithm Capital Corp.	155,745	[c]	1,446,871
State Street Corp.	11,200		749,952
Stifel Financial Corp.	18,814		1,155,932
Synchrony Financial	35,395		1,082,025
T. Rowe Price Group, Inc.	31,049		3,256,109
			30,922,562
Food, Beverage & Tobacco - 2.4%
Celsius Holdings, Inc.	7,970	[a]	1,367,652
Conagra Brands, Inc.	48,885		1,340,427
Ingredion, Inc.	5,281		519,650
The Hershey Company	18,599		3,721,288
The J.M. Smucker Company	19,100		2,347,581
			9,296,598
Health Care Equipment & Services - 5.6%
Align Technology, Inc.	4,891	[a]	1,493,320
Cardinal Health, Inc.	11,871		1,030,640
Cencora, Inc.	3,900		701,883
Chemed Corp.	3,013		1,565,856
DexCom, Inc.	24,514	[a]	2,287,156
Doximity, Inc., Cl. A	25,689	[a,b]	545,121
Henry Schein, Inc.	13,812	[a]	1,025,541
IDEXX Laboratories, Inc.	7,901	[a]	3,454,870
Inspire Medical Systems, Inc.	4,162	[a]	825,907
Integra LifeSciences Holdings Corp.	20,835	[a]	795,689
Molina Healthcare, Inc.	6,485	[a]	2,126,367
Option Care Health, Inc.	20,805	[a]	673,042
R1 RCM, Inc.	54,376	[a]	819,446
ResMed, Inc.	4,700		694,989
Teladoc Health, Inc.	53,661	[a]	997,558
Teleflex, Inc.	4,427		869,507
The Cooper Companies, Inc.	2,506		796,933
Veeva Systems, Inc., Cl. A	6,256	[a]	1,272,783
			21,976,608
Household & Personal Products - .4%
The Clorox Company	10,753		1,409,288

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Insurance - 6.3%
Aflac, Inc.	42,689		3,276,381
Cincinnati Financial Corp.	26,810		2,742,395
Erie Indemnity Co., Cl. A	1,698		498,855
Everest Group Ltd.	4,024		1,495,600
Globe Life, Inc.	15,028		1,633,994
Kinsale Capital Group, Inc.	3,131		1,296,641
Loews Corp.	55,624		3,521,555
Primerica, Inc.	5,349		1,037,759
The Hartford Financial Services Group, Inc.	63,259		4,485,696
Unum Group	33,251		1,635,617
W.R. Berkley Corp.	47,464		3,013,489
			24,637,982
Materials - 5.4%
Amcor PLC	194,160		1,778,506
Avient Corp.	25,282		892,960
Berry Global Group, Inc.	11,978		741,558
CF Industries Holdings, Inc.	27,679		2,373,197
Cleveland-Cliffs, Inc.	41,601	[a]	650,224
DuPont de Nemours, Inc.	12,875		960,346
Eagle Materials, Inc.	18,505		3,081,453
Eastman Chemical Co.	10,460		802,491
Element Solutions, Inc.	51,535		1,010,601
Greif, Inc., Cl. A	24,920		1,664,905
Ingevity Corp.	12,310	[a]	586,079
LyondellBasell Industries NV, Cl. A	24,411		2,311,722
NewMarket Corp.	1,700		773,568
Nucor Corp.	16,444		2,571,019
The Mosaic Company	33,996		1,210,258
			21,408,887
Media & Entertainment - 3.9%
Cable One, Inc.	3,897		2,399,149
Electronic Arts, Inc.	15,380		1,851,752
Fox Corp., Cl. A	53,553		1,670,854
Match Group, Inc.	15,743	[a]	616,732
Omnicom Group, Inc.	14,585		1,086,291
Playtika Holding Corp.	43,794	[a]	421,736
Sirius XM Holdings, Inc.	124,191	[b]	561,343
Spotify Technology SA	10,734	[a]	1,659,906
The Interpublic Group of Companies, Inc.	40,666		1,165,488
The New York Times Company, Cl. A	13,788		568,066
The Trade Desk, Inc., Cl. A	43,724	[a]	3,417,031
			15,418,348

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Description	Shares		Value ($)
Common Stocks - 99.5% (continued)
Pharmaceuticals, Biotechnology & Life Sciences - 5.0%
Agilent Technologies, Inc.	46,027		5,146,739
Bruker Corp.	9,300		579,390
Charles River Laboratories International, Inc.	3,400	[a]	666,332
Exact Sciences Corp.	5,907	[a]	402,976
Exelixis, Inc.	34,375	[a]	751,094
IQVIA Holdings, Inc.	11,412	[a]	2,245,311
Medpace Holdings, Inc.	4,779	[a]	1,157,139
Mettler-Toledo International, Inc.	1,355	[a]	1,501,435
QIAGEN NV	34,809	[a]	1,409,765
Repligen Corp.	6,229	[a]	990,473
Waters Corp.	3,658	[a]	1,003,060
West Pharmaceutical Services, Inc.	10,015		3,757,728
			19,611,442
Real Estate Management & Development - .2%
Howard Hughes Holdings, Inc.	11,803	[a]	874,956
Semiconductors & Semiconductor Equipment - 3.3%
Enphase Energy, Inc.	11,683	[a]	1,403,712
Lattice Semiconductor Corp.	23,627	[a]	2,030,268
Microchip Technology, Inc.	30,543		2,383,881
Monolithic Power Systems, Inc.	3,931		1,816,122
ON Semiconductor Corp.	32,448	[a]	3,016,042
Teradyne, Inc.	23,400	[b]	2,350,764
			13,000,789
Software & Services - 8.2%
Akamai Technologies, Inc.	16,611	[a]	1,769,736
Ansys, Inc.	5,902	[a]	1,756,140
Cadence Design Systems, Inc.	5,736	[a]	1,343,945
CrowdStrike Holdings, Inc., CI. A	11,560	[a]	1,934,913
Datadog, Inc., Cl. A	21,850	[a]	1,990,317
DocuSign, Inc.	29,391	[a]	1,234,422
EPAM Systems, Inc.	3,394	[a]	867,812
Fair Isaac Corp.	702	[a]	609,708
Fortinet, Inc.	10,110	[a]	593,255
Gartner, Inc.	11,727	[a]	4,029,514
GoDaddy, Inc., Cl. A	9,140	[a]	680,747
HubSpot, Inc.	4,560	[a]	2,245,800
MongoDB, Inc.	5,207	[a]	1,800,893
New Relic, Inc.	7,401	[a]	633,674
Okta, Inc.	10,638	[a]	867,103
Palantir Technologies, Inc., Cl. A	75,331	[a]	1,205,296
RingCentral, Inc., Cl. A	29,273	[a]	867,359
Smartsheet, Inc., Cl. A	26,024	[a]	1,052,931
Synopsys, Inc.	1,871	[a]	858,733

Description		Shares		Value ($)
Common Stocks - 99.5% (continued)
Software & Services - 8.2% (continued)
Teradata Corp.		28,487	[a]	1,282,485
UiPath, Inc., Cl. A		46,354	[a,b]	793,117
Verisign, Inc.		5,644	[a]	1,143,079
Zoom Video Communications, Inc., CI. A		18,055	[a]	1,262,767
Zscaler, Inc.		9,213	[a]	1,433,451
				32,257,197
Technology Hardware & Equipment - 2.5%
Amphenol Corp., Cl. A		28,103		2,360,371
Arista Networks, Inc.		4,509	[a]	829,340
CDW Corp.		4,977		1,004,160
HP, Inc.		52,599		1,351,794
Keysight Technologies, Inc.		24,320	[a]	3,217,779
NetApp, Inc.		12,072		916,023
				9,679,467
Transportation - 1.8%
Expeditors International of Washington, Inc.		5,675		650,525
GXO Logistics, Inc.		15,867	[a]	930,600
Old Dominion Freight Line, Inc.		10,351		4,235,008
United Airlines Holdings, Inc.		30,820	[a]	1,303,686
				7,119,819
Utilities - 5.3%
Brookfield Renewable Corp., Cl. A		48,486	[b]	1,160,755
Consolidated Edison, Inc.		29,607		2,532,287
Edison International		10,225		647,140
Eversource Energy		41,413		2,408,166
New Jersey Resources Corp.		39,098		1,588,552
NiSource, Inc.		98,499		2,430,955
OGE Energy Corp.		51,676		1,722,361
ONE Gas, Inc.		16,900		1,153,932
Portland General Electric Co.		33,672		1,363,043
PPL Corp.		166,991		3,934,308
Xcel Energy, Inc.		35,289		2,019,237
				20,960,736
Total Common Stocks (cost $367,362,158)				392,177,695
	1-Day Yield (%)
Investment Companies - .4%
Registered Investment Companies - .4%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $1,509,783)	5.40	1,509,783	[d]	1,509,783

STATEMENT OF INVESTMENTS (Unaudited) (continued)

Investment of Cash Collateral for Securities Loaned - .5%
Registered Investment Companies - .5%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares (cost $2,200,754)	5.40	2,200,754	[d]	2,200,754
Total Investments (cost $371,072,695)		100.4%		395,888,232
Liabilities, Less Cash and Receivables		(.4%)		(1,708,337)
Net Assets		100.0%		394,179,895

a Non-income producing security.

b Security, or portion thereof, on loan. At September 30, 2023, the value of the fund’s securities on loan was $8,679,649 and the value of the collateral was $8,901,468, consisting of cash collateral of $2,200,754 and U.S. Government & Agency securities valued at $6,700,714. In addition, the value of collateral may include pending sales that are also on loan.

c Investment in real estate investment trust within the United States.

d Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

The following is a summary of the inputs used as of September 30, 2023 in valuing the fund’s investments:

	Level 1-Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3-Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Equity Securities - Common Stocks	392,177,695	-	-	392,177,695
Investment Companies	3,710,537	-	-	3,710,537

† See Statement of Investments for additional detailed categorizations, if any.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

The Company’s Board of Directors (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

Investments in equity securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.

Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices. U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by an independent pricing service (the “Service”) approved by the Board Members (“Board”). These securities are generally categorized within Level 2 of the fair value hierarchy.The Service’s procedures are reviewed by BNY Mellon under the general supervision of the Board.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant American Depository Receipts and futures. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.

For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of BNY Mellon Investment Adviser, Inc., the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by BNY Mellon Investment Adviser Inc., or U.S. Government and Agency securities. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.

At September 30, 2023, accumulated net unrealized appreciation on investments was $24,815,537, consisting of $54,525,896 gross unrealized appreciation and $29,710,359 gross unrealized depreciation.

At September 30, 2023, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.